Environmental Protection Agency (Details Narrative) - USD ($)		3 Months Ended			12 Months Ended
	Jan. 07, 2022	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Jan. 02, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost recovery liability payable		$ 19,000,000			$ 19,000,000
Payment bond		5,000,000
Cost recovery	$ 2,000,000
Liabilities current		10,155,582			10,155,582	$ 22,795,277
Product liability contingency description				the Company accounted for the $17,000,000 liabilities according to the previous payment schedule, resulting in $12,000,000 classified as a current liability and $5,000,000 as a long-term liability. The long-term portion was discounted at an interest rate of 16.5% to arrive at a net present value of $3,540,851 after discount ($3,402,425 as of the purchase of the mine plus $138,427 of accretion expense during the quarter ended March 31, 2022.
Letter of credit		7,001,000			7,001,000
Restricted cash current		6,476,000			6,476,000
Line of credit reduced		2,000,001
Monthly fee		20,000
Line of credit		3,000,000
Restricted cash		6,476,000			6,476,000		$ 9,476,000	$ 3,000,000
Gain (Loss) on Extinguishment of Debt						(56,146)
Amortization of Debt Issuance Costs					712,713
Interest Expense, Debt, Excluding Amortization					156,343
Long-Term Debt, Excluding Current Maturities		7,941,466			7,941,466
Interest Payable		24,587			24,587	306,501
Water treatment payable current						5,110,706
Net payments					1,400,000
Monthly costs water treatment charges		140,000			140,000
Refund received					280,000
Prepaid expense		170,729			170,729
Third Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Letter of credit		2,000,000			2,000,000
Bunker Hill Mine [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Environmental Costs Recognized, Capitalized		6,402,425			6,402,425
Liabilities current		3,000,000			3,000,000
Liabilities non current		5,000,000			5,000,000
Environmental Protection Agency [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for environmental liabilities					20,000,000
Cost recovery liabilities not recogized						8,000,000
Environmental Protection Agency [Member] | 30 Days After Agreement Signed [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for environmental liabilities					1,000,000
Environmental Protection Agency [Member] | November 1, 2018 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for environmental liabilities					2,000,000
Environmental Protection Agency [Member] | Next Five Anniversaries [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for environmental liabilities					3,000,000
Environmental Protection Agency [Member] | November 1, 2024 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for environmental liabilities					2,000,000
Environmental Protection Agency Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost recovery payable outstanding						$ 11,000,000
EPA Settlement Agreement Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment bond			$ 9,999,000		17,000,000
Letter of credit			7,001,000
Payment to amended settlement			17,000,000
Restricted cash current							$ 9,476,000
EPA Settlement Agreement Amendment [Member] | Payment Bond [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash deposits			2,475,000
EPA Settlement Agreement Amendment [Member] | Letter of Credit [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash deposits			$ 7,001,000
EPA Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Liability assumed		17,000,000			17,000,000
Discount on debt		8,000,000			8,000,000
Debt Modifications and Extinguishments [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to amended settlement					17,000,000
Gain (Loss) on Extinguishment of Debt					8,614,103
Debt Instrument, Unamortized Discount		$ 9,927,590			$ 9,927,590
Debt Instrument, Interest Rate, Effective Percentage		19.95%			19.95%
[custom:CostRecoveryLiabilityLongtermNetOfDiscount-0]		$ 7,072,410			$ 7,072,410